Statement of consolidated cash flow - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Profit (loss) before income taxes	R$ 47,344	R$ 17,961,023	R$ (9,683,784)
Adjustments for reconciliation of profit
Depreciation and amortization	4,733,165	4,178,433	4,048,081
Results from equity-accounted investees	(34,848)	(4,644)	19,398
Interest foreign exchange gain/losses	2,702,636	6,311,431	10,457,272
Provisions, net	370,153	819,130	336,838
Provision - geological event in Alagoas	1,520,019	1,339,765	6,901,828
PIS and Cofins credits - exclusion of ICMS from the calculation basis		(1,031,099)	(310,557)
Loss for impairment of trade accounts receivable and others from clients	38,426	8,914	55,252
Write-offs of long-lived assets	130,995	115,187	8,794
Adjustments for reconciliation of profit	9,507,890	29,698,140	11,833,122
Changes in operating working capital
Judicial deposits - unfreezing (blocking) Public Civil Action			3,746,107
Financial investments	1,530,050	296,957	(1,860,827)
Trade accounts receivable	3,661,267	(2,175,285)	(2,187,826)
Inventories	2,138,161	(7,574,285)	(252,534)
Taxes recoverable	682,457	4,963,587	1,532,554
Other receivables	310,789	(198,556)	690,888
Trade payables	514,079	1,199,614	(3,001,564)
Taxes payable	(1,009,356)	(3,007,488)	449,761
Leniency agreement	(317,867)	(389,087)	(349,842)
Sundry provisions	(406,587)	(314,194)	(145,355)
Geological event in Alagoas	(2,742,791)	(2,928,081)	(1,181,931)
Other payables	(390,727)	805,452	14,801
Cash generated from operations	13,477,365	20,376,774	9,287,354
Interest paid	(2,904,879)	(2,883,433)	(2,736,821)
Income taxes	(1,620,747)	(2,706,856)	(257,542)
Net cash generated from operating activities	8,951,739	14,786,485	6,292,991
Proceeds from the sale of fixed and intangible assets	2,438	40,353	33,140
Dividends received	5,660	295	4,822
Acquisition of subsidiary	(42,121)
Acquisition of other investments	(64,969)
Acquisitions to property, plant and equipment and intangible assets	(4,848,281)	(3,421,324)	(2,759,789)
Net cash used in investing activities	(4,947,273)	(3,380,676)	(2,721,827)
Short-term and Long-term debt
Acquired	6,418,208	16,308	13,049,459
Payments	(3,855,662)	(9,413,909)	(8,734,505)
Braskem Idesa borrowings
Acquired		7,271,658
Payments	(45,311)	(7,995,045)	(905,210)
Loan payment to non-controlling shareholders of Braskem Idesa	(34,122)	(9,545)	(37,618)
Lease	(928,890)	(841,706)	(662,068)
Dividends paid	(1,350,293)	(5,993,265)	(2,380)
Non-controlling interest in subsidiaries	21,162
Other financial liabilities			(534,456)
Net cash generated (used) in financing activities	225,092	(16,965,504)	2,173,222
Exchange variation on cash of foreign subsidiaries	(443,770)	377,529	1,314,586
Increase (decrease) in cash and cash equivalents	3,785,788	(5,182,166)	7,058,972
Represented by
Cash and cash equivalents at the beginning of the year	8,680,686	13,862,852	6,803,880
Cash and cash equivalents at the end of the year	12,466,474	8,680,686	13,862,852
Increase (decrease) in cash and cash equivalents	R$ 3,785,788	R$ (5,182,166)	R$ 7,058,972